SHARE BASED COMPENSATION (Assumptions) (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2016 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	77.72%
Expected term	5 years 3 months 18 days
Risk-free interest rate	1.74%
Fair value per option at grant date (RMB)	¥ 16.94
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	79.56%
Expected term	6 years 6 months
Risk-free interest rate	1.94%
Fair value per option at grant date (RMB)	¥ 17.93